Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Repurchase Agreements - Non Trading	19. REPURCHASE AGREEMENTS – NON TRADING

	30 June 2019	31 December 2018
	£m	£m
Agreements with banks	9,619	5,865
Agreements with customers	5,152	5,045

	14,771	10,910